Note K - Subsequent Events (Detail) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended
	Mar. 31, 2013	Jan. 23, 2013	Jan. 25, 2013	Mar. 25, 2013	Dec. 31, 2012
Common Stock, Dividends, Per Share, Declared (in Dollars per share)		$ 0.558	$ 0.558		$ 0.045
Share Price (in Dollars per share)		$ 9.00	$ 9.00
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in Shares)				952
Debt Instrument, Face Amount (in Dollars)	$ 1,800,000
Debt Instrument, Interest Rate, Stated Percentage	4.66%				4.25%
Interest and Debt Expense (in Dollars)	$ 10,000
Monthly Dividend [Member]
Common Stock, Dividends, Per Share, Declared (in Dollars per share)		$ 0.0465	$ 0.0465